Inventories (Tables)	12 Months Ended
Mar. 25, 2023
Inventory Disclosure [Abstract]
Summary of Inventories, Net of Reserves
Inventories, net of reserves, are summarized as follows:

	As of
	March 25, 2023	March 26, 2022
	(In thousands)
Raw materials and work in progress	$858	$716
Finished goods	87,499	78,191

	$88,357	$78,907

Continuity of the Inventory Reserves
Continuity of the inventory reserves are as follows (in thousands):

Balance March 28, 2020	$1,847
Additional charges	291
Deductions	(200)
Balance March 27, 2021	1,938
Additional charges	85
Deductions	(248)
Balance March 26, 2022	1,775
Additional charges	330
Deductions	(230)
Balance March 25, 2023	$1,875